ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities
	March 31, 2022	March 31, 2021
	($)	($)
Accounts payable	175,850	51,889
Accrued liabilities	237,428	116,306
Total	413,278	168,195